DEFERRED TAX ASSETS / DEFERRED TAX LIABILITIES	12 Months Ended
Dec. 31, 2011
Deferred Tax Assetsand Liabilities Disclosure [Text Block]

13. DEFERRED TAX ASSETS / DEFERRED TAX LIABILITIES

          Deferred tax assets and deferred tax liabilities reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred tax assets and deferred tax liabilities are as follows:

	December 31,

	2010	2011

	US$	US$

Deferred tax assets—current
Allowance for uncollectible other receivables	41	533
Accrued water resource fee	607	277
Accrued expenses	10	517
Other payable	602	1,076

Deferred tax assets—current	1,260	2,403

Valuation allowance	—	(604)

Net deferred tax assets-current	1,260	1,799

Deferred tax liabilities—current
Outside basis difference of discontinued operations (Note 6)	—	(136)
Undistributed earnings of a foreign subsidiary	—	(400)

Deferred tax liabilities—current	—	(536)

Deferred tax assets—non-current
Net operating loss carry-forwards	772	2,056
Depreciation of property, plant and equipment	523	505
Provision for impairment allowance	474	3,472
Others	1	11

Deferred tax assets—non-current	1,770	6,044

Valuation allowance	(784)	(4,277)

Net deferred tax asset—non-current	986	1,767

Deferred tax liabilities—non-current
Fair value step-up of property, plant and equipment	(25,028)	(25,246)
Unfavorable contract obligation—electricity supply contract	8	9
Amortization of acquired intangible assets	(330)	(1,326)

Deferred tax liabilities—non-current	(25,350)	(26,563)

          Deferred tax assets of US$713 and deferred tax liabilities of US$5,668 were recognized as a result of the acquisitions of Husahe, Hengda, Xineng, Xiaopengzu and Jinling during the year ended December 31, 2010. The Group recognized a full valuation allowance of US$213, US$210, US$149, and US$42 on the deferred tax assets of Hengda, Xineng, and Xiaopengzu, and Jinling at the respective acquisition date as it is more likely than not that the benefit in future earnings will not be realized. Post-acquisition adjustments of US$562, US$420, US$136, US$83, U$$89 and US$399 to the deferred tax assets valuation allowance that was recognized at the time of the acquisitions of Binglangjiang, Wuliting, Shapulong, Ruiyang, Jiulongshan and Yuanping, respectively, were recognized in income tax expense during the year ended December 31, 2010.

          Deferred tax assets of US$138 and deferred tax liabilities of US$478 were recognized as a result of the acquisition of Dazhaihe during the year ended December 31, 2011. The Group recognized a full valuation allowance of US$138 on the deferred tax asset of Dazhaihe at the acquisition date as it is more likely than not that the benefit in future earnings will not be realized. Post-acquisition adjustment of US$60 to the deferred tax assets valuation allowance that was recognized at the time of the acquisition of Dazhaihe was recognized in income tax expense during the year ended December 31, 2011.

          The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

          The Group recognized a change in valuation allowance of US$289, US$1,703 and US$3,818 during the years ended December 31, 2009, 2010 and 2011, respectively. A foreign currency translation adjustment of US$3, US$54 and US$69 on deferred tax asset and the related valuation allowance was recognized in accumulated other comprehensive income as of December 31, 2009, 2010 and 2011, respectively.

          Net operating loss carry-forward of US$15,836 as of December 31, 2011 will expire in years 2012 to 2017. Investment tax credit carry forward of US$166 as of December 31, 2010 was fully expired in year 2011.

          Apart from the amount disclosed above related to the undistributed earnings of a foreign subsidiary, deferred tax liabilities have not been provided on the undistributed earnings of the Company’s other foreign subsidiaries during 2010 and 2011, as the Company intends to indefinitely reinvest such earnings into its foreign subsidiaries. Saved as disclosed above, the amount of recognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

          The benefit of tax holiday on basic and diluted loss per share is as follows:

	For the Years Ended December 31,

	2009	2010	2011

	US$	US$	US$

Basic and diluted	0.02	0.002	0.003